Details to the consolidated cash flow statements (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Financial debts and derivative instruments at beginning of period	$ 28,532	$ 23,802
Increase in non-current financial debts	2,856	4,933	$ 1,935
Repayment of non-current financial debts	(366)	(188)	(1,696)
Change in current financial debts	1,681	(755)	1,816
Impact of business combinations	14
Changes in fair values and other changes	(43)	(146)
Amortization of bonds discount	29	16
Currency translation effects	(555)	870
Financial debts and derivative instruments at end of period	32,148	28,532	23,802
Non-current financial debts [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	23,224	17,897
Increase in non-current financial debts	2,856	4,933
Repayment of non-current financial debts		(1)
Impact of business combinations	10
Changes in fair values and other changes	5	(6)
Amortization of bonds discount	27	16
Currency translation effects	(462)	744
Current portion of non-current financial debt	(3,190)	(359)
Financial debts and derivative instruments at end of period	22,470	23,224	17,897
Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	5,308	5,905
Repayment of non-current financial debts	(366)	(187)
Change in current financial debts	1,681	(755)
Impact of business combinations	4
Changes in fair values and other changes	(48)	(140)
Amortization of bonds discount	2
Currency translation effects	(93)	126
Current portion of non-current financial debt	3,190	359
Financial debts and derivative instruments at end of period	$ 9,678	$ 5,308	$ 5,905